Schedule of Investments (unaudited) April 30, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Cochlear Ltd.	73,429	$8,869,648
CSL Ltd.	59,465	12,047,037
Sonic Healthcare Ltd.	568,427	10,118,736

		31,035,421

Austria — 0.2%
ams AG(a)	390,343	5,083,781

Belgium — 1.0%
Proximus SADP	394,032	8,402,925
UCB SA	145,699	13,331,655

		21,734,580

Brazil — 0.4%
TIM Participacoes SA	3,329,455	7,848,049

China — 4.3%
3SBio Inc.(a)(b)	8,521,500	8,530,777
Alibaba Group Holding Ltd., ADR(a)	56,274	11,405,052
Baidu Inc., ADR(a)	98,770	9,968,856
NetEase Inc., ADR(c)	37,008	12,766,280
Ping An Insurance Group Co. of China Ltd., Class H	985,000	9,885,530
Tencent Holdings Ltd.	263,800	13,852,121
Wuxi Biologics Cayman Inc.(a)(b)	980,000	14,931,962
Xiaomi Corp., Class B(a)(b)(c)	8,978,600	11,532,255

		92,872,833

Denmark — 2.6%
DSV Panalpina A/S	103,682	10,696,038
Genmab A/S(a)	50,179	12,064,650
H Lundbeck A/S	309,827	11,286,453
Novo Nordisk A/S, Class B	203,300	12,963,989
Vestas Wind Systems A/S	117,025	10,072,468

		57,083,598

Finland — 0.6%
Nokia OYJ	3,300,245	12,015,455

France — 3.2%
Bouygues SA	273,277	8,413,893
Capgemini SE	99,076	9,304,327
Iliad SA	90,504	13,481,546
Natixis SA	2,719,333	6,436,506
Orange SA	775,574	9,459,028
Sanofi	117,416	11,470,345
STMicroelectronics NV	437,201	11,353,917

		69,919,562

Germany — 3.8%
Bayer AG, Registered	150,023	9,882,215
Deutsche Boerse AG	75,042	11,650,927
Deutsche Telekom AG, Registered	696,779	10,169,399
Infineon Technologies AG	512,929	9,522,698
Merck KGaA	100,755	11,708,871
QIAGEN NV(a)(c)	278,268	11,581,902
Siemens AG, Registered	88,403	8,199,378
Telefonica Deutschland Holding AG	3,879,923	11,027,917

		83,743,307

India — 1.0%
Infosys Ltd.	994,253	9,473,175
Infosys Ltd., ADR	127,805	1,179,640
Tata Consultancy Services Ltd.	398,458	10,688,777

		21,341,592

Security	Shares	Value

Japan — 6.4%
Chugai Pharmaceutical Co. Ltd.	125,600	$15,045,925
FANUC Corp.	59,100	9,854,145
Honda Motor Co. Ltd.	395,800	9,662,280
Mitsubishi Heavy Industries Ltd.	294,700	7,615,874
Murata Manufacturing Co. Ltd.	189,700	10,677,555
Nidec Corp.	161,400	9,487,636
Rakuten Inc.	1,349,500	11,559,751
SoftBank Group Corp.	291,100	12,612,019
Taiyo Yuden Co. Ltd.	409,000	11,589,003
Takeda Pharmaceutical Co. Ltd.	285,404	10,363,527
TDK Corp.	102,700	9,008,519
Tokyo Electron Ltd.	55,700	11,948,922
Yaskawa Electric Corp.(c)	311,000	10,368,121

		139,793,277

Netherlands — 3.1%
Adyen NV(a)(b)	15,149	14,953,339
ASM International NV	102,517	11,279,215
ASML Holding NV	40,833	12,104,653
Koninklijke KPN NV	3,843,801	8,891,762
Randstad NV	192,422	7,720,131
Wolters Kluwer NV	160,496	11,799,108

		66,748,208

Singapore — 0.4%
Singapore Technologies Engineering Ltd.	3,865,500	9,418,672

South Korea — 1.0%
Samsung Electronics Co. Ltd.	264,528	10,855,103
SK Hynix Inc.	170,216	11,692,789

		22,547,892

Spain — 0.9%
Grifols SA	334,743	11,387,961
Telefonica SA	1,535,913	7,031,953

		18,419,914

Sweden — 1.8%
Elekta AB, Class B	927,338	8,581,048
Millicom International Cellular SA, SDR	247,324	6,507,727
Swedish Orphan Biovitrum AB(a)	706,699	13,747,318
Telefonaktiebolaget LM Ericsson, Class B	1,273,107	11,092,371

		39,928,464

Switzerland — 2.9%
ABB Ltd., Registered	499,952	9,492,432
Adecco Group AG, Registered	184,776	8,100,163
Kuehne + Nagel International AG, Registered	69,544	9,947,210
Novartis AG, Registered	124,460	10,607,760
Roche Holding AG, NVS	37,533	13,045,065
Swisscom AG, Registered	21,915	11,394,029

		62,586,659

Taiwan — 1.0%
MediaTek Inc.	816,000	11,388,025
Taiwan Semiconductor Manufacturing Co. Ltd.	1,097,000	11,233,215

		22,621,240

United Kingdom — 2.8%
AstraZeneca PLC	119,040	12,495,580
BT Group PLC	4,574,855	6,696,661
GlaxoSmithKline PLC	495,213	10,375,224
London Stock Exchange Group PLC	126,064	11,855,853
RELX PLC	479,457	10,864,574

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	6,055,392	$8,565,222

		60,853,114

United States — 60.7%
3M Co.	67,988	10,328,737
Abbott Laboratories	135,296	12,459,409
AbbVie Inc.	132,402	10,883,444
Accenture PLC, Class A	56,764	10,512,125
Advanced Micro Devices Inc.(a)	290,926	15,241,613
Albemarle Corp.(c)	174,734	10,733,910
Alexion Pharmaceuticals Inc.(a)	104,938	11,277,687
Align Technology Inc.(a)	41,718	8,963,112
Alnylam Pharmaceuticals Inc.(a)(c)	96,656	12,729,595
Alphabet Inc., Class A(a)	8,549	11,512,938
Amazon.com Inc.(a)	6,576	16,269,024
Amgen Inc.	49,090	11,743,310
Amphenol Corp., Class A	108,235	9,552,821
Analog Devices Inc.	99,098	10,861,141
Apple Inc.	42,426	12,464,759
Applied Materials Inc.	194,341	9,654,861
Arista Networks Inc.(a)(c)	60,078	13,175,105
Berkshire Hathaway Inc., Class B(a)	51,492	9,647,541
Biogen Inc.(a)	39,307	11,667,497
BioMarin Pharmaceutical Inc.(a)(c)	145,673	13,404,829
BlackRock Inc.(d)	23,190	11,642,308
Boston Scientific Corp.(a)	261,654	9,806,792
Bristol-Myers Squibb Co.	183,885	11,182,047
Broadcom Inc.	35,887	9,747,627
Broadridge Financial Solutions Inc.	96,119	11,149,804
Cadence Design Systems Inc.(a)(c)	174,211	14,133,738
Capital One Financial Corp.	112,876	7,309,850
Carrier Global Corp.(a)	100	1,771
Charles River Laboratories International Inc.(a)	78,463	11,351,242
Cisco Systems Inc.	259,499	10,997,568
Cognizant Technology Solutions Corp., Class A	189,592	11,000,128
CoreSite Realty Corp.	103,650	12,561,344
Corning Inc.	409,227	9,007,086
CyrusOne Inc.	184,985	12,976,698
Dell Technologies Inc., Class C(a)	240,554	10,269,250
Digital Realty Trust Inc.(c)	98,111	14,666,613
Eli Lilly & Co.	95,069	14,701,470
Emerson Electric Co.	151,149	8,620,027
Envestnet Inc.(a)	159,573	9,976,504
Equinix Inc.	20,530	13,861,856
Exelixis Inc.(a)	651,897	16,098,596
Facebook Inc., Class A(a)	56,826	11,632,850
First Solar Inc.(a)	212,979	9,373,206
General Electric Co.	1,044,807	7,104,688
Gentex Corp.	404,059	9,794,390
Gilead Sciences Inc.	169,473	14,235,732
Hewlett Packard Enterprise Co.	721,317	7,256,449
Honeywell International Inc.	64,998	9,223,216
HP Inc.	571,407	8,862,523
Illumina Inc.(a)	35,842	11,434,673
Incyte Corp.(a)(c)	121,050	11,821,743
Intel Corp.	201,273	12,072,355
Intercept Pharmaceuticals Inc.(a)(c)	96,130	7,874,970
Intercontinental Exchange Inc.	124,217	11,111,211
International Business Machines Corp.	85,717	10,762,627
Intuitive Surgical Inc.(a)	19,990	10,212,491
Ionis Pharmaceuticals Inc.(a)	186,100	10,334,133

Security	Shares	Value

United States (continued)
IQVIA Holdings Inc.(a)	79,797	$11,378,254
Jazz Pharmaceuticals PLC(a)	77,497	8,544,044
Johnson & Johnson	81,529	12,232,611
KLA Corp.	68,704	11,273,639
Laboratory Corp. of America Holdings(a)	68,544	11,272,061
Lam Research Corp.	41,675	10,638,794
Lincoln Electric Holdings Inc.	121,067	9,747,104
Marvell Technology Group Ltd.(c)	463,151	12,384,658
Mastercard Inc., Class A	39,457	10,849,491
Maxim Integrated Products Inc.	198,543	10,915,894
Medtronic PLC	102,720	10,028,554
MercadoLibre Inc.(a)(c)	19,788	11,546,496
Merck & Co. Inc.	129,031	10,237,320
Microchip Technology Inc.(c)	115,470	10,130,183
Micron Technology Inc.(a)	233,057	11,161,100
Microsoft Corp.	75,787	13,581,788
Myriad Genetics Inc.(a)(c)	467,114	7,221,582
Nasdaq Inc.	110,307	12,097,369
Nektar Therapeutics(a)(c)	531,317	10,201,286
NVIDIA Corp.	52,855	15,448,459
ON Semiconductor Corp.(a)	511,192	8,202,076
Otis Worldwide Corp.(a)	99	5,040
Palo Alto Networks Inc.(a)	50,564	9,936,332
PayPal Holdings Inc.(a)	108,673	13,366,779
Pfizer Inc.	300,338	11,520,966
PRA Health Sciences Inc.(a)(c)	112,359	10,842,644
Premier Inc., Class A(a)	296,661	9,837,279
Qorvo Inc.(a)	100,802	9,881,620
QUALCOMM Inc.	131,984	10,383,181
Quest Diagnostics Inc.	109,552	12,062,771
Raytheon Technologies Corp.	152,470	9,881,581
Regeneron Pharmaceuticals Inc.(a)	30,748	16,169,758
Rockwell Automation Inc.	56,365	10,680,040
Roper Technologies Inc.	33,033	11,265,244
salesforce.com Inc.(a)	73,386	11,884,863
Seagate Technology PLC	198,124	9,896,294
Seattle Genetics Inc.(a)	103,115	14,150,471
ServiceNow Inc.(a)	42,956	15,100,752
Skyworks Solutions Inc.	105,078	10,915,503
Splunk Inc.(a)(c)	78,633	11,036,928
Square Inc., Class A(a)	174,557	11,370,643
Stryker Corp.	57,964	10,806,229
Syneos Health Inc.(a)	204,499	11,408,999
Synopsys Inc.(a)	86,834	13,643,358
T Rowe Price Group Inc.	92,904	10,742,490
TE Connectivity Ltd.	123,014	9,036,608
Tesla Inc.(a)	32,553	25,452,540
Texas Instruments Inc.	92,995	10,793,930
Thermo Fisher Scientific Inc.	36,109	12,084,960
T-Mobile U.S. Inc.(a)	153,889	13,511,454
United Therapeutics Corp.(a)	124,094	13,595,739
Varian Medical Systems Inc.(a)(c)	82,450	9,430,631
Verizon Communications Inc.	188,084	10,805,426
Vertex Pharmaceuticals Inc.(a)	52,294	13,136,253
Visa Inc., Class A	62,827	11,228,441
VMware Inc., Class A(a)	76,069	10,004,595
Western Digital Corp.	224,690	10,353,715
Xilinx Inc.	122,383	10,696,274
XPO Logistics Inc.(a)(c)	140,260	9,360,952
Zebra Technologies Corp., Class A(a)	44,708	10,267,639

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zimmer Biomet Holdings Inc.	78,026	$9,339,712
Zoetis Inc.	92,869	12,008,890

		1,324,243,321

Total Common Stocks — 99.5% (Cost: $1,962,323,496)		2,169,838,939

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	95,681,162	95,786,411
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	3,010,000	3,010,000

		98,796,411

Total Short-Term Investments — 4.6% (Cost: $98,663,682)		98,796,411

Total Investments in Securities — 104.1% (Cost: $2,060,987,178)		2,268,635,350

Other Assets, Less Liabilities — (4.1)%		(88,455,582)

Net Assets — 100.0%		$2,180,179,768

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,946,502	55,734,660	(b)	—	95,681,162	$95,786,411	$612,586	(c)	$(68,626)		$116,647
BlackRock Cash Funds: Treasury, SL Agency Shares	1,069,000	1,941,000	(b)	—	3,010,000	3,010,000	23,902		—		—
BlackRock Inc.	28,704	5,838		(11,352)	23,190	11,642,308	273,515		711,318		358,903

						$110,438,719	$910,003		$642,692		$475,550

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	54	06/19/20	$1,708	$123,402
MSCI Emerging Markets E-Mini	25	06/19/20	1,132	92,887
S&P 500 E-Mini	39	06/19/20	5,660	536,207

				$752,496

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Exponential Technologies ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,111,106,294	$58,732,645	$—	$2,169,838,939
Money Market Funds	98,796,411	—	—	98,796,411

	$2,209,902,705	$58,732,645	$—	$2,268,635,350

Derivative financial instruments(a)
Assets
Futures Contracts	$752,496	$—	$—	$752,496

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

4